CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 67,303	$ 66,739	$ 59,251
Other comprehensive income, net of tax
Unrealized gains (losses) on investment securities arising during the period	133	3,605	(1,160)
Change in retirement obligation	2,798	(12,854)	479
Unrealized (loss) gain on derivatives	(143)	391	(1,322)
Unrealized gain (loss) on foreign currency exchange	25	(588)	446
Other comprehensive income (loss)	2,813	(9,446)	(1,557)
Comprehensive income	$ 70,116	$ 57,293	$ 57,694